Other Acquired Rights - Summary of Rights Acquired (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ 2,580,356	$ 2,867,859	$ 814,297
Rights to operate cargo operation and hangars in the tijuana airport polygon [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	399,845	399,845
Rights to operate bonded warehouses [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	2,212,448
Gross carrying amount [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	3,381,160	3,381,160	1,168,712
Gross carrying amount [Member] | Right to operate the charter and general aviation terminal at San Jose del Cabo airport terminal [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	344,443	344,443	344,443
Gross carrying amount [Member] | Right to operate commercial space and advertising spaces at Tijuana airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	15,935	15,935	15,935
Gross carrying amount [Member] | Right to operate various commercial space, advertising spaces and skywalk services at Puerto Vallarta airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	309,616	309,616	309,616
Gross carrying amount [Member] | Right to operate commercial space, advertising spaces services at Guadalajara airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	93,560	93,560	93,560
Gross carrying amount [Member] | Rights to operate cargo operation and hangars in the tijuana airport polygon [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	399,485	399,485	399,485
Gross carrying amount [Member] | Right to operate various parking lots [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	5,673	5,673	5,673
Gross carrying amount [Member] | Rights to operate bonded warehouses [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	2,212,448	2,212,448
Accumulated depreciation and amortisation [member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ (800,804)	$ (513,301)	$ (354,415)